Significant Accounting Policies (Details) - Schedule of Property and equipment useful life	12 Months Ended
Dec. 31, 2020
Computers, software and laboratory equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	15.00%
Computers, software and laboratory equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	33.00%
Furniture and office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	15.00%
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment,description	Over the shorter of the term of the lease or its useful life